Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Finite Lived Intangible Assets Net [Abstract]
Intangible Assets

Favorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2013	$44,877	$(9,855)	$35,022
Additions	—	(3,286)	(3,286)

Balance at December 31, 2014	$44,877	$(13,141)	$31,736

Additions	—	(3,286)	(3,286)

Balance at December 31, 2015	$44,877	$(16,427)	$28,450

Amortization of Favorable Lease Terms

	December 31, 2015	December 31, 2014	December 31, 2013
Favorable lease terms charter-out	(3,286)	(3,286)	(3,286)
Total	$(3,286)	$(3,286)	$(3,286)

Aggregate Amortizations of Intangible Assets

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Favorable lease terms	$(3,286)	$(2,846)	$(2,811)	$(2,811)	$(2,811)	$(13,885)	$(28,450)
Total	$(3,286)	$(2,846)	$(2,811)	$(2,811)	$(2,811)	$(13,885)	$(28,450)